27. COMMITMENTS (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	R$ 7,354,710
2016
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	1,580,989
2017
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	1,582,099
2018
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	1,148,042
2019
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	925,124
2020
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	896,780
2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	774,562
After 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	3,610,202
Transportation of iron ore, coal, coke, steel products, cement and mining products
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	6,944,263
Transportation of iron ore, coal, coke, steel products, cement and mining products | 2016
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	873,186
Transportation of iron ore, coal, coke, steel products, cement and mining products | 2017
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	957,373
Transportation of iron ore, coal, coke, steel products, cement and mining products | 2018
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	877,288
Transportation of iron ore, coal, coke, steel products, cement and mining products | 2019
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	877,288
Transportation of iron ore, coal, coke, steel products, cement and mining products | 2020
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	854,609
Transportation of iron ore, coal, coke, steel products, cement and mining products | 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	732,391
Transportation of iron ore, coal, coke, steel products, cement and mining products | After 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	3,602,687
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	355,101
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets | 2016
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	621,551
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets | 2017
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	563,743
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets | 2018
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	246,624
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets | 2019
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	36,159
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets | 2020
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	36,159
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets | 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	36,159
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets | After 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts
Processing of slag generated during pig iron and steel production
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	31,563
Processing of slag generated during pig iron and steel production | 2016
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	49,487
Processing of slag generated during pig iron and steel production | 2017
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	8,880
Processing of slag generated during pig iron and steel production | 2018
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	6,012
Processing of slag generated during pig iron and steel production | 2019
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	6,012
Processing of slag generated during pig iron and steel production | 2020
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	6,012
Processing of slag generated during pig iron and steel production | 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	6,012
Processing of slag generated during pig iron and steel production | After 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	7,515
Manufacturing, repair, recovery and production of ingot casting machine units
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	23,783
Manufacturing, repair, recovery and production of ingot casting machine units | 2016
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	36,765
Manufacturing, repair, recovery and production of ingot casting machine units | 2017
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	52,103
Manufacturing, repair, recovery and production of ingot casting machine units | 2018
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	18,118
Manufacturing, repair, recovery and production of ingot casting machine units | 2019
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	5,665
Manufacturing, repair, recovery and production of ingot casting machine units | 2020
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts
Manufacturing, repair, recovery and production of ingot casting machine units | 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts
Manufacturing, repair, recovery and production of ingot casting machine units | After 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts